Forum Funds

Absolute Strategies Fund

Supplement dated July 12, 2012 to the Prospectus dated August 1, 2011

All references to Yacktman Asset Management Co. in the Prospectus are hereby deleted and replaced with Yacktman Asset Management LP.

The second to last paragraph in the section entitled “The Adviser and Subadvisers” on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Yacktman Asset Management LP commenced operations in 1992 as Yacktman Asset Management Co. and provides investment advisory services for institutional clients and long-term investors.  The Subadviser is also the investment adviser for two other mutual funds.

For more information, please contact a Fund customer service representative at (888) 992-2765 (toll free)

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PLEASE RETAIN FOR FUTURE REFERENCE.

Forum Funds

Absolute Strategies Fund

Supplement dated July 12, 2012 to the Statement of Additional Information dated August 1, 2011 (“SAI”)

All references to Yacktman Asset Management Co. in the SAI are hereby deleted and replaced with Yacktman Asset Management LP.

The table on page 29 of the SAI in the subsection entitled “Ownership of the Adviser and Subadvisers” in the section entitled “Investment Adviser” is hereby deleted in its entirety and replaced with the following:

Subadvisers	Controlling Persons/Entities
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson
Horizon Asset Management, Inc.	Horizon Kinetics LLC
Kovitz Investment Group, LLC	Mitchell A. Kovitz
Longhorn Capital Partners, L.P.	Kristopher N. Kristynik
MetWest Asset Management, LLC	TCW Group, Inc.
Mohican Financial Management, LLC	Eric C. Hage and Daniel C. Hage
SSI Investment Management, Inc.	John D. Gottfurcht and Amy Jo Gottfurcht
St. James Investment Company, LLC	Robert J. Mark
TWIN Capital Management, Inc.	Geoffrey Gerber
Yacktman Asset Management LP	Gotham Acquisition LP, LLC and Yacktman Asset Management Co.

For more information, please contact a Fund customer service representative at (888) 992-2765 (toll free)

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.